NOTE 7 FINANCIAL CONDITION AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FINANCIAL CONDITION AND GOING CONCERN

The Company has minimal operations and has working capital of approximately $20,000 and $55,000 as of December 31, 2012 and December 31, 2011, respectively. Because of this low level of working capital and limited operating history and limited operations, the Company may require additional working capital to survive. The Company raised additional working capital through a private placement and intends to raise additional working capital either through further private placements or bank loans or sale of common stock. There are no assurances that the Company will be able to do any of these. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital cannot be generated, the Company may not be able to continue its operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.